Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 147.1	$ 37.9	$ 99.9
Accounts receivable, net of allowance for doubtful accounts	1,264.5	1,285.0	1,273.0
Merchandise inventory	358.4	314.6	321.7
Miscellaneous receivables	151.5	148.5	143.6
Deferred income taxes	13.1	14.1	24.6
Prepaid expenses and other	51.5	34.6	34.7
Total current assets	1,986.1	1,834.7	1,897.5
Property and equipment, net	134.0	142.7	154.3
Goodwill	2,208.5	2,209.3	2,208.4
Other intangible assets, net	1,443.6	1,478.5	1,636.0
Deferred financing costs, net	49.3	53.2	68.5
Other assets	1.2	1.6	3.0
Total assets	5,822.7	5,720.0	5,967.7
Current Liabilities:
Accounts payable-trade	642.1	518.6	517.8
Accounts payable-inventory financing	252.9	249.2	278.7
Current maturities of long-term debt	0	40.0	201.0
Deferred revenue	66.0	57.8	45.9
Accrued expenses:
Compensation	86.6	99.4	106.6
Interest	104.8	50.7	54.9
Sales taxes	22.6	22.6	23.1
Advertising	27.1	33.9	38.8
Accrued Income Taxes, Current	17.5	0.2
Other Accrued Liabilities, Current	93.3	95.8
Other Current Liabilities, Including Income Taxes, Current		96.0	92.6
Total current liabilities	1,312.9	1,168.2	1,359.4
Long-term liabilities:
Debt	3,680.8	3,731.0	3,865.0
Deferred income taxes	609.0	624.3	692.0
Accrued interest	6.9	8.0	13.0
Other liabilities	49.3	52.0	45.6
Total long-term liabilities	4,346.0	4,415.3	4,615.6
Commitments and contingencies
Shareholders' deficit:
Common shares	1.4	1.4	1.4
Paid-in capital	2,209.2	2,207.7	2,184.7
Accumulated deficit	(2,044.8)	(2,073.0)	(2,191.3)
Accumulated other comprehensive loss	(2.0)	0.4	(2.1)
Total shareholders' deficit	163.8	136.5	(7.3)
Total liabilities and shareholders' deficit	$ 5,822.7	$ 5,720.0	$ 5,967.7